Liquidity and Management's Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Liquidity And Management's Plans [Abstract]
Liquidity and Management's Plans
Note 3 Liquidity and Management's Plans

As reflected in the accompanying financial statements, the Company had a net loss of $1,938,535 and net cash used in operations of $2,077,530 for the three months March 31, 2012.  The Company has nominal revenue and is in the development stage.

The Company does not yet have a history of financial stability. Historically, the principal source of liquidity has been the issuance of equity securities.

Management believes that the cash balance on March 31, 2012 of approximately $2 million, current level of working capital, anticipated cash that will be received from expected future sales, and additional funds through the issuance of equity securities will be sufficient to sustain operations for the next twelve months.

However, there can be no assurance that the plans and actions proposed by management will be successful, that the Company will generate anticipated sales, or that unforeseen circumstances will not require additional funding sources in the future.

Note 2 Liquidity and Management's Plans

As reflected in the accompanying financial statements, the Company had a net loss of $6,650,840 and net cash used in operations of $3,324,291 for the year ended December 31, 2011.

The Company does not yet have a history of financial stability. Historically, the principal source of liquidity has been the issuance of equity securities.

Management believes that the cash balance on December 31, 2011, of approximately $2.7 million, current level of positive working capital, anticipated cash that will be received from expected future sales, and additional funds through the issuance of equity securities will be sufficient to sustain operations for the next twelve months.

However, there can be no assurance that the plans and actions proposed by management will be successful, that the Company will generate anticipated revenues from the sale of its line of mixed martial arts apparel, or that unforeseen circumstances will not require additional funding sources in the future or effectuate plans to conserve liquidity.